SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2021
Significant Accounting Policies That Relate To The Consolidated Financial Statements As A Whole
Revenue from contracts with customers
Revenue from contracts with customers
Service revenue
Service revenue includes revenue from airtime charges from contract and prepaid customers, monthly contract fees, interconnect revenue, roaming charges and charges for value added services (“VAS”). VAS includes short messages, multimedia messages, caller number identification, call waiting, data transmission, mobile internet, downloadable content, mobile finance services, machine-to-machine and other services. The content revenue relating to VAS is presented net of related costs when VEON’s performance obligation is to arrange the provision of the services by another party (VEON acts as an agent), and gross when VEON is primarily responsible for fulfilling the obligation to provide such services to the customer.
Revenue for services with a fixed term, including fixed-term tariff plans and monthly subscriptions, is recognized on a straight-line basis over time. For pay-as-you-use plans, in which the customer is charged based on actual usage, revenue is recognized on a usage basis. Some tariff plans allow customers to rollover unused services to the following period. For such tariff plans, revenue is generally recognized on a usage basis.
For contracts which include multiple service components (such as voice, text, data), revenue is allocated based on stand-alone selling price of each performance obligation. The stand-alone selling price for these services is usually determined with reference to the price charged per service under a pay-as-you-use plan to similar customers.
Upfront fees, including activation or connection fees, are recognized on a straight-line basis over the contract term. For contracts with an indefinite term (for example, prepaid contracts), revenue from upfront fees is recognized over the average customer life.
Revenue from other operators, including interconnect and roaming charges, is recognized based on the price specified in the contract, net of any estimated retrospective volume discounts. Accumulated experience is used to estimate and provide for the discounts.
All service revenue is recognized over time as services are rendered.
Sale of equipment and accessories
Equipment and accessories are usually sold to customers on a stand-alone basis, or together with service bundles. Where sold together with service bundles, revenue is allocated pro-rata, based on the stand-alone selling price of the equipment and the service bundle.
The vast majority of equipment and accessories sales pertain to mobile handsets and accessories. Revenue for mobile handsets and accessories is recognized when the equipment is sold to a customer, or, if sold via an intermediary, when the intermediary has taken control of the device and the intermediary has no remaining right of return. Revenue for fixed-line equipment is not recognized until installation and testing of such equipment are completed and the equipment is accepted by the customer.
All revenue from sale of equipment and accessories is recognized at a point in time.
Contract balances
Contract balances
Receivables and contract assets mostly relate to amounts due from other operators and postpaid customers. Contract assets, often referred to as ‘Unbilled receivables,’ are transferred to Receivables when the rights become unconditional, which usually occurs when the Group issues an invoice to the customer.
Contract liabilities, often referred to as ‘Deferred revenue’, relate primarily to non-refundable cash received from prepaid customers for fixed-term tariff plans or pay-as-you-use tariff plans. Contract liabilities are presented as ‘Long-term deferred revenue’, ‘Short-term deferred revenue’ and ‘Customer advances’ in Note 6. All current contract liabilities outstanding at the beginning of the year have been recognized as revenue during the year.
Customer acquisition costs
Customer acquisition costs
Certain incremental costs incurred in acquiring a contract with a customer (“customer acquisition costs”) are deferred in the consolidated statement of financial position, within 'Other assets' (see Note 6). Such costs generally relate to commissions paid to third-party dealers and are amortized on a straight-line basis over the average customer life within ‘Selling, general and administrative expenses’.
The Group applies the practical expedient available for customer acquisition costs for which the amortization would have been shorter than 12 months. Such costs relate primarily to commissions paid to third parties upon top-up of prepaid credit by customers and sale of top-up cards.Customer associated costs Customer associated costs relate primarily to commissions paid to third-party dealers and marketing expenses. Certain dealer commissions are initially capitalized in the consolidated statement of financial position and subsequently amortized within "Customer associated costs", see Note 3 for further details.
Trade and other receivables	Trade and other receivables Trade and other receivables are measured at amortized cost and include invoiced amounts less expected credit losses.
Expected credit losses
Expected credit losses
The expected credit loss allowance (“ECL”) is recognized for all receivables measured at amortized cost at each reporting date. This means that an ECL is recognized for all receivables even though there may not be objective evidence that the trade receivable has been impaired.
VEON applies the simplified approach (i.e. provision matrix) for calculating a lifetime ECL for its trade and other receivables, including unbilled receivables (contract assets). The provision matrix is based on the historical credit loss experience over the life of the trade receivables and is adjusted for forward-looking estimates if relevant. The provision matrix is reviewed on a quarterly basis.
Provisions	Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. Provisions are discounted using a current pre-tax rate if the time value of money is significant. Contingent liabilities are possible obligations arising from past events, whose existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the Group.
Contingent liabilities	SOURCE OF ESTIMATION UNCERTAINTYThe Group is involved in various legal proceedings, disputes and claims, including regulatory discussions related to the Group’s business, licenses, tax positions and investments, and the outcomes of these are subject to significant uncertainty. Management evaluates, among other factors, the degree of probability of an unfavorable outcome and the ability to make a reasonable estimate of the amount of loss. Unanticipated events or changes in these factors may require the Group to increase or decrease the amount recorded for a matter that has not been previously recorded because it was not considered probable.
Income taxes	Income taxes Income tax expense represents the aggregate amount determined on the profit for the period based on current tax and deferred tax. In cases where the tax relates to items that are charged to other comprehensive income or directly to equity, the tax is also charged respectively to other comprehensive income or directly to equity.
Uncertain tax positions	Uncertain tax positions The Group’s policy is to comply with the applicable tax regulations in the jurisdictions in which its operations are subject to income taxes. The Group’s estimates of current income tax expense and liabilities are calculated assuming that all tax computations filed by the Company’s subsidiaries will be subject to a review or audit by the relevant tax authorities. Uncertain tax positions are generally assessed individually, using the most likely outcome method. The Company and the relevant tax authorities may have different interpretations of how regulations should be applied to actual transactions (refer below for details regarding risks and uncertainties).
Deferred taxation	Deferred taxation Deferred taxes are recognized using the liability method and thus are computed as the taxes recoverable or payable in future periods in respect of deductible or taxable temporary differences between the tax bases of assets and liabilities and their carrying amounts in the Company’s financial statements.
Property and equipment
Property and equipment is stated at cost, net of any accumulated depreciation and accumulated impairment losses.
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets. The useful of life of VEON's assets generally fall within the following ranges:

Class of property and equipment	Useful life
Telecommunication equipment	3 – 20 years
Buildings and constructions	10 – 50 years
Office and other equipment	3 – 10 years
Right-of-use assets	Equivalent lease term
Each asset’s residual value, useful life and method of depreciation is reviewed at the end of each financial year and adjusted prospectively, if necessary.
Schedule of information for cash-generating units
The Group has significant investments in property and equipment, intangible assets, and goodwill.
Estimating recoverable amounts of assets and CGUs must, in part, be based on management’s evaluations, including the determination of the appropriate CGUs, the relevant discount rate, estimation of future performance, the revenue-generating capacity of assets, timing and amount of future purchases of property and equipment, assumptions of future market conditions and the long-term growth rate into perpetuity (terminal value). In doing this, management needs to assume a market participant perspective. Changing the assumptions selected by management, in particular, the discount rate and growth rate assumptions used to estimate the recoverable amounts of assets, could significantly impact the Group’s impairment evaluation and hence results.
A significant part of the Group’s operations is in countries with emerging markets. The political and economic situation in these countries may change rapidly and recession may potentially have a significant impact on these countries. On-going recessionary effects in the world economy and increased macroeconomic risks impact our assessment of cash flow forecasts and the discount rates applied.
There are significant variations between different markets with respect to growth, mobile penetration, average revenue per user (“ARPU”), market share and similar parameters, resulting in differences in operating margins. The future development of operating margins is important in the Group’s impairment assessments, and the long-term estimates of these margins are highly uncertain. This is particularly the case for emerging markets that are not yet in a mature phase.
Intangible assets
Intangible assets acquired separately are carried at cost less accumulated amortization and impairment losses.
Intangible assets with a finite useful life are generally amortized with the straight-line method over the estimated useful life of the intangible asset. The amortization period and the amortization method for intangible assets with finite useful lives are reviewed at least annually and fall within the following ranges:

Class of intangible asset	Useful life
Telecommunications licenses, frequencies and permissions	3 - 20 years
Software	3 - 10 years
Brands and trademarks	3 - 15 years
Customer relationships	10 - 21 years
Other intangible assets	4 - 10 years

Goodwill	Goodwill is recognized for the future economic benefits arising from net assets acquired that are not individually identified and separately recognized. Goodwill is not amortized but is tested for impairment annually and as necessary when circumstances indicate that the carrying value may be impaired, see Note 11 for further details.
Control over subsidiaries	Control over subsidiaries Subsidiaries, which are those entities over which the Company is deemed to have control, are consolidated. In certain circumstances, significant judgment is required to assess if the Company is deemed to have control over entities where the Company’s ownership interest does not exceed 50%. The Group has concluded that it controls Omnium Telecom Algérie S.p.A and Optimum Telecom Algeria S.p.A even though its subsidiary, Global Telecom Holding S.A.E. owned less than 50% of the ordinary shares. This is because the Company can exercise operational control through terms of a shareholders’ agreement. Our partner in Algeria can acquire our shares at fair market value under call option arrangements exercisable solely at its discretion between October 1, 2021 and December 31, 2021. Concurrently, we have a right to require our partner in Algeria to acquire our shares under put option arrangements exercisable solely at our discretion between July 1, 2021 and September 30, 2021. On July 1, 2021 VEON exercised its put option to sell the entirety of its 45.57% stake in its Algerian subsidiary, Omnium Telecom Algerie SpA (Algeria) to the Fonds National d'Investissement (FNI). Both option arrangements did not have any impact on our ability to consolidate Omnium Telecom Algérie S.p.A and Optimum Telecom Algeria S.p.A.
Put options over non-controlling interest	Put options over non-controlling interest Put options over non-controlling interest of a subsidiary are accounted for as financial liabilities in the Company’s consolidated financial statements. The put-option redemption liability is measured at the discounted redemption amount. Interest over the put-option redemption liability will accrue in line with the effective interest rate method, until the options have been exercised or are expired.
Derivative contracts	Derivative contracts VEON enters into derivative contracts, including swaps and forward contracts, to manage certain foreign currency and interest rate exposures. Any derivative instruments for which no hedge accounting is applied are recorded at fair value with any fair value changes recognized directly in profit or loss. Although some of the derivatives entered into by the Company have not been designated in hedge accounting relationships, they act as economic hedges and offset the underlying transactions when they occur.
Hedges of a net investment
Hedges of a net investment
The Company applies net investment hedge accounting to mitigate foreign currency translation risk related to the Company’s investments in foreign operations. The portion of the gain or loss on the hedging instrument that is determined to be an effective hedge is recognized in other comprehensive income within the “Foreign currency translation” line item. Where the hedging instrument’s foreign currency retranslation is greater (in absolute terms) than that of the hedged item, the excess amount is recorded in profit or loss as ineffectiveness. The gain or loss on the hedging instrument relating to the effective portion of the hedge that has been recognized in other comprehensive income shall be reclassified from equity to profit or loss as a reclassification adjustment on the disposal or partial disposal of the foreign operation. Cash flows arising from derivative instruments for which hedge accounting is applied are reported in the statement of cash flows within the line item where the underlying cash flows of the hedged item are recorded.

Fair value of financial instruments
Fair value of financial instruments

All financial assets and liabilities are measured at amortized cost, except those which are measured at fair value as presented within this Note.
Where the fair value of financial assets and liabilities recorded in the statement of financial position cannot be derived from active markets, their fair value is determined using valuation techniques, including discounted cash flows models. The inputs to these models are taken from observable markets, but when this is not possible, a degree of judgment is required in establishing fair values. The judgments include considerations regarding inputs such as liquidity risk, credit risk and volatility. Changes in assumptions about these factors could affect the reported fair value of financial instruments.
Measurement of lease liabilities
Measurement of lease liabilities
Lease liabilities are measured upon initial recognition at the present value of the future lease and related fixed services payments over the lease term, discounted with the country specific incremental borrowing rate as the rate implicit in the lease is generally not available. Subsequently lease liabilities are measured at amortized cost using the effective interest rate method.
A significant portion of the lease contracts included within Company’s lease portfolio includes lease contracts which are extendable through mutual agreement between VEON and the lessor, or lease contracts which are cancellable by the Company immediately or on short notice. The Company includes these cancellable future lease periods within the assessed lease term, which increases the future lease payments used in determining the lease liability upon initial recognition, except when it is not reasonably certain at the commencement of the lease that these will be exercised.
The Company continuously assesses whether a revision of lease terms is required due to a change in management judgment regarding, for example, the exercise of extension and/or termination options. When determining whether an extension option is not reasonably certain to be exercised, VEON considers all relevant facts and circumstances that creates an economic incentive to exercise the extension option, or not to exercise a termination option, such as strategic plans, future technology changes, and various economic costs and penalties.
Basis of preparation
BASIS OF PREPARATION
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board, effective at the time of preparing the consolidated financial statements and applied by VEON.
The consolidated income statement has been presented based on the nature of the expense, other than ‘Selling, general and administrative expenses’, which has been presented based on the function of the expense.
The consolidated financial statements have been prepared on a historical cost basis, unless otherwise disclosed.
Basis of consolidation
BASIS OF CONSOLIDATION
The consolidated financial statements comprise the financial statements of the Company and its subsidiaries. Subsidiaries are all entities (including structured entities) over which the Company has control. Please refer to Note 14 for a list of significant subsidiaries.
Intercompany transactions, balances and unrealized gains or losses on transactions between Group companies are eliminated. When necessary, amounts reported by subsidiaries have been adjusted to conform with the Group’s accounting policies.
When the Group ceases to consolidate a subsidiary due to loss of control, the related subsidiary’s assets (including goodwill), liabilities, non-controlling interest and other components of equity are de-recognized. This may mean that amounts previously recognized in other comprehensive income are reclassified to profit or loss. Any consideration received is recognized at fair value, and any investment retained is re-measured to its fair value, and this fair value becomes the initial carrying amount for the purposes of subsequently accounting for the retained interest. Any resultant gain or loss is recognized in the income statement.
Foreign currency translation
FOREIGN CURRENCY TRANSLATION
The consolidated financial statements of the Group are presented in U.S. dollars. Each entity in the Group determines its own functional currency and amounts included in the financial statements of each entity are measured using that functional currency.
Upon consolidation, the assets and liabilities measured in the functional currency are translated into U.S. dollars at exchange rates prevailing on the balance sheet date; whereas income and expenses are generally translated into U.S. dollars at historical monthly average exchange rates. Foreign currency translation adjustments resulting from the process of translating financial statements into U.S. dollars are reported in other comprehensive income and accumulated within a separate component of equity.
Changes in accounting policies and disclosures, new standards, interpretations, and amendments not yet adopted by the group
NEW STANDARDS AND INTERPRETATIONS
Adopted in 2021
During 2021, the IASB issued an amendment to IFRS 16 'Leases', providing an option to apply a practical expedient in respect of accounting for certain rent concessions arising as a direct consequence of COVID-19, such as rent holidays and temporary rent reductions. Under this amendment, which became effective in 2021, lessees are exempted from having to consider whether these rent concessions are lease modifications. The Group has chosen not to apply the practical expedient available, and will therefore account for any rent concessions as lease modifications

Not yet adopted by the Group
Certain new accounting standards and interpretations have been published that are not mandatory for December 31, 2021 reporting periods and have not been early adopted by the Group. These standards are not expected to have a material impact on VEON financial statements in current or future reporting periods or on foreseeable future transactions.